CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
REVENUE
Total revenue	$ 2,860,798	$ 2,897,150
COST OF SALES
Total cost of sales	983,124	1,116,228
GROSS PROFIT	1,877,674	1,780,922
OPERATING EXPENSES
Depreciation expense	4,635	5,783
Selling, general and administrative	1,159,478	1,053,656
Total operating expenses	1,164,113	1,059,439
INCOME FROM OPERATIONS	713,561	721,483
OTHER INCOME (EXPENSE)
Other income	205	0
Gain on forgiveness of debt	390	0
Penalties and fees	(15,000)	0
Interest expense and finance charge	(695,164)	(2,220,176)
Conversion cost penalty and reimbursement	(2,000)	0
Amortization of debt discounts	(17,983)	(44,546)
Total other income (expense)	(729,552)	(2,264,722)
NET LOSS BEFORE DISCONTINUED OPERATIONS	(15,991)	(1,543,239)
LOSS FROM DISCONTINUED OPERATIONS	0	(19,215)
NET LOSS FOR THE PERIOD	(15,991)	(1,562,454)
DEEMED DIVIDENDS ON PREFERRED STOCK	(336,811)	0
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (352,802)	$ (1,562,454)
BASIC LOSS PER SHARE
Continuing operations	$ 0.00	$ (0.01)
Discontinued operations	$ 0.00	$ (0.00)
Financial Service [Member]
REVENUE
Total revenue	$ 154,399	$ 464,843
Healthcare Segment [Member]
REVENUE
Total revenue	2,706,399	2,432,307
COST OF SALES
Total cost of sales	956,295	903,782
Financial Services [Member]
COST OF SALES
Total cost of sales	$ 26,829	$ 212,446